Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Large Cap Growth Insights Fund

(the “Fund”)

Supplement dated January 23, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),

each dated February 28, 2019, as supplemented to date

At a special meeting of the shareholders of the Goldman Sachs Trust held on January 23, 2020, the Fund’s shareholders approved a proposal to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and eliminated a related fundamental investment restriction. Accordingly, effective immediately, the Fund is “non-diversified” and may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.

Effective immediately, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following is added as the last paragraph in the “Goldman Sachs Large Cap Growth Insights Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

In the “Goldman Sachs Large Cap Growth Insights Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added below “Market Risk”:

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Goldman Sachs Large Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Large Cap Growth Insights Fund

(the “Fund”)

Supplement dated January 23, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),

each dated February 28, 2019, as supplemented to date

At a special meeting of the shareholders of the Goldman Sachs Trust held on January 23, 2020, the Fund’s shareholders approved a proposal to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and eliminated a related fundamental investment restriction. Accordingly, effective immediately, the Fund is “non-diversified” and may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.

Effective immediately, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following is added as the last paragraph in the “Goldman Sachs Large Cap Growth Insights Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

In the “Goldman Sachs Large Cap Growth Insights Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses, the following risk is added below “Market Risk”:

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.